Subsequent Events	3 Months Ended	12 Months Ended
	Apr. 30, 2021	Jan. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

NOTE 11 – Subsequent events

In May 2021, the Company issued a total of 98,472 shares of its comm stock to a noteholder for the conversion of an aggregate of $69,900 of principal and accrued interest under the October 2020 Note, at prices ranging from $0.699 to $0.743 per share.

On May 11, 2021, we issued a convertible note in the aggregate principal amount of $53,000 (the “May 2021 Note”). The note bears interest at 8%, matures on May 11, 2022, and is convertible after 180 days into shares of the Company’s common stock at a price of 75% of the average of the lowest 5 weighted average market price of the Company’s common stock during the 10 trading days prior to conversion.

As of June 17, 2021, the Company extended all warrants issued by the Company which expired or will expire during the year 2021. These warrants are extended for an additional three years. All other terms of the warrants remain unchanged, including application of the reverse split effective on February 25, 2021.

NOTE 14 – Subsequent events

On February 16, 2021, the Company received loan proceeds of $32,497 under the Payroll Protection Program (“PPP”). The PPP loan bears interest at 1%, has a 5-year term, and is due in equal monthly installments beginning December 16, 2021.

In March 2021, the Company issued 6,000 shares of its common stock to an accredited investor for the exercise of warrants for proceeds of $2,100, or $0.35 per common share.

In March 2021, the Company issued 17,006 shares of its common stock and 8,503 warrants to our CEO for gross proceeds of $20,000, for $1.176 per unit. The warrants have a three-year term and are exercisable at any time at an exercise price of $1.646.

In March 2021, the Company issued 49,412 shares of its common stock and 24,706 warrants to our CEO for gross proceeds of $55,000 for $1.113 per unit. The warrants have a three-year term and are exercisable at any time at an exercise price of $1.558.

In April 2021, the Company issued 9,818 shares of its common stock and 4,909 warrants to an accredited investor for gross proceeds of $10,000, or $1.019 per unit. The warrants have a three-year term and are exercisable at any time at an exercise price of $1.426.

In April 2021, we received net proceeds of $60,000 from the issuance of a convertible note dated April 23, 2021 (the “April 2021 Note”). The note bears interest at 8%, includes legal and due diligence fees of $3,000, matures on April 23, 2022, and is convertible after 180 days into shares of the Company’s common stock at a price of 75% of the average of the lowest 5 weighted average market price of the Company’s common stock during the 10 trading days prior to conversion.

On April 23, 2021, the Company issued 15,049 of its common stock to a noteholder for the conversion of $12,000 of principal under the October 2020 Note, or $0.797 per share.

On April 27, 2021, the Company issued 18,832 of its common stock to a noteholder for the conversion of $15,000 of principal under the October 2020 Note, or $0.797 per share.

On April 30, 2021, the Company received proceeds of $20,000 from an investor for the purchase of 19,268  shares of its common stock and 9,634 warrants, at a price of $1.038 per unit. The warrants have a three-year term and are exercisable at any time at an exercise price of $1.453. These shares have not yet been issued as of the date of this filing.